Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
Note 5 — Inventories
Inventories at year end consisted of the following:

	2010	2009
	(Dollars in thousands)
Raw materials	$128,752	$150,508
Work-in-process	54,098	53,847
Finished goods	194,032	191,747

	376,882	396,102
Less: Inventory reserve	(38,284)	(35,259)

Inventories, net	$338,598	$360,843